ACCRUED EXPENSES - SCHEDULE OF ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Vessel operating and drydocking expenses	$ 5,424	$ 4,517
Administrative expenses	479	599
Interest expense	10,074	9,553
Provision for tax	1,461	6,561
Accrued expenses	17,438	21,230
Provision for interest and penalties	$ 800	$ 1,100